Note 11 - Long-term Debt - Principal Repayments on Long-term Debt (Details) $ in Thousands	Dec. 31, 2023 USD ($)
2024	$ 37,132
2025	36,187
2026	3,578
2027	1,044,428
2028 and thereafter	$ 60,782